Revenues (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The periods for the three and nine months ended September 30, 2018, do not include revenues for Teekay Offshore, as Teekay Offshore was deconsolidated subsequent to the Brookfield Transaction in September 2017 (see Note 4).

	Three Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	104,342	2,820	12,326	—	6,645	—	126,133
Voyage charters (1)	6,279	2,220	152,047	—	—	—	160,546
Bareboat charters	6,001	—	—	—	—	—	6,001
FPSO contracts	—	—	—	71,583	—	—	71,583
Management fees and other (2)	1,566	108	11,542	—	39,343	(260)	52,299
	118,188	5,148	175,915	71,583	45,988	(260)	416,562

	Three Months Ended September 30, 2017
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Teekay Offshore	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	83,101	10,376	24,681	—	—	10,997	77,907	(15,810)	191,252
Voyage charters (1)	—	930	25,397	—	—	—	11,068	—	37,395
Bareboat charters	6,524	—	—	—	—	—	19,438	(7,682)	18,280
FPSO contracts	—	—	—	51,254	—	—	109,006	—	160,260
Net pool revenues (1)	—	—	28,246	—	1,041	—	—	—	29,287
Contracts of affreightment	—	—	—	—	—	—	38,362	—	38,362
Management fees and other	3,075	279	12,914	—	—	8,730	—	947	25,945
	92,700	11,585	91,238	51,254	1,041	19,727	255,781	(22,545)	500,781

	Nine Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	294,658	12,534	51,820	—	27,327	(9,418)	376,921
Voyage charters (1)	16,669	12,690	432,017	—	—	—	461,376
Bareboat charters	17,112	—	—	—	—	—	17,112
FPSO contracts	—	—	—	203,982	—	—	203,982
Management fees and other (2)	6,970	324	32,202	—	116,788	551	156,835
	335,409	25,548	516,039	203,982	144,115	(8,867)	1,216,226

	Nine Months Ended September 30, 2017
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Teekay Offshore	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	241,019	32,073	85,102	—	—	27,251	231,950	(43,648)	573,747
Voyage charters (1)	—	2,383	94,881	—	—	—	34,576	—	131,840
Bareboat charters	22,359	—	—	—	—	—	68,453	(29,886)	60,926
FPSO contracts	—	—	—	143,769	—	—	332,108	—	475,877
Net pool revenues (1)	—	—	108,535	—	4,965	—	—	—	113,500
Contracts of affreightment	—	—	—	—	—	—	129,624	—	129,624
Management fees and other	7,700	835	41,994	—	—	19,898	—	2,268	72,695
	271,078	35,291	330,512	143,769	4,965	47,149	796,711	(71,266)	1,558,209

(1)
The adoption of ASU 2014-09 had the impact of increasing both voyage charter revenues and voyage expenses for the three and nine months ended September 30, 2018 by $73.6 million and $202.4 million, respectively.

(2)
The Company manages vessels owned by its equity-accounted investments and third parties. Following the adoption of ASU 2014-09, costs incurred by the Company for its seafarers are presented as vessel operating expenses and the reimbursement of such expenses is presented as revenue, instead of such amounts being presented on a net basis. This had the effect of increasing both revenues and vessel operating expenses for the three and nine months ended September 30, 2018 by $20.2 million and $61.3 million, respectively.

The following table contains the Company's revenue from contracts that do not contain a lease element and the non-lease element of time-charter contracts accounted for as direct financing leases for the three and nine months ended September 30, 2018 and 2017.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Non-lease revenue - related to sales type or direct financing leases	3,896	5,797	12,160	21,084
Voyage charters - towage	—	10,686	—	25,813
Management fees and other	52,299	25,945	156,835	72,695
	56,195	42,428	168,995	119,592
The following table includes the Company’s revenues by segment for the three and nine months ended September 30, 2018 and 2017:

	Revenues(1)
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers(2)	118,188	92,700	335,409	271,078
Conventional Tankers	5,148	11,585	25,548	35,291
	123,336	104,285	360,957	306,369

Teekay Tankers
Conventional Tankers	175,915	91,238	516,039	330,512

Teekay Parent
Offshore Production	71,583	51,254	203,982	143,769
Conventional Tankers	—	1,041	—	4,965
Other	45,988	19,727	144,115	47,149
	117,571	72,022	348,097	195,883

Teekay Offshore(2)(3)	—	255,781	—	796,711

Eliminations and other	(260)	(22,545)	(8,867)	(71,266)
	416,562	500,781	1,216,226	1,558,209

(1)	The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09 (see Note 2).

(2)
Certain vessels are chartered between the Daughter Entities and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the three and nine months ended September 30, 2018 and 2017 is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG - Liquefied Gas Carriers	—	9,296	9,418	26,851
Teekay Offshore	—	9,211	—	33,429
	—	18,507	9,418	60,280
(3) On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4).

Schedule of Capital Leased Assets

	September 30, 2018	December 31, 2017
	$	$
Total minimum lease payments to be received	913,292	568,710
Estimated unguaranteed residual value of leased properties	294,127	194,965
Initial direct costs and other	337	361
Less unearned revenue	(630,060)	(268,046)
Total	577,696	495,990
Less current portion	(12,273)	(9,884)
Long-term portion	565,423	486,106